UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%

	Shares	Value

COMMUNICATION SERVICES — 3.6%
Boingo Wireless*	31,200	$468,624
Marcus	14,700	514,353
QuinStreet*	43,200	703,728

		1,686,705

CONSUMER DISCRETIONARY — 13.8%
BJ’s Restaurants	15,700	623,290
Carrols Restaurant Group*	40,888	381,076
Clarus	40,500	581,985
Conn’s*	24,100	501,280
Core-Mark Holding	17,445	652,966
Fiesta Restaurant Group*	32,600	311,330
Johnson Outdoors, Cl A	7,800	530,322
Lumber Liquidators Holdings*	43,000	377,110
MasterCraft Boat Holdings*	19,459	323,020
Modine Manufacturing*	44,600	611,912
PlayAGS*	23,700	444,612
Rubicon Project*	64,000	487,040
Zumiez*	24,000	594,480

		6,420,423

CONSUMER STAPLES — 1.6%
Chefs’ Warehouse*	20,000	729,400

ENERGY — 3.3%
Cactus, Cl A*	17,000	499,290
DMC Global	8,070	421,577
Solaris Oilfield Infrastructure, Cl A	41,100	588,141

		1,509,008

FINANCIALS — 6.8%
Carolina Financial	15,600	547,872
EZCORP, Cl A*	59,400	585,090
Guaranty Bancshares	14,698	452,992

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Heritage Financial	23,100	$658,812
People’s Utah Bancorp	15,013	454,894
Washington Trust Bancorp	8,700	437,001

		3,136,661

HEALTH CARE — 21.5%
ANI Pharmaceuticals*	8,800	744,392
BioSpecifics Technologies*	11,000	639,100
Cardiovascular Systems*	12,665	580,437
CryoPort*	40,100	820,847
IntriCon*	25,800	463,884
Lantheus Holdings*	33,600	760,032
LeMaitre Vascular	22,700	751,143
Mesa Laboratories	2,600	654,368
NeoGenomics*	25,000	609,250
Providence Service*	9,000	501,660
STAAR Surgical*	23,600	691,716
Tabula Rasa HealthCare*	16,118	971,432
Tactile Systems Technology*	10,700	617,818
Utah Medical Products	6,800	618,732
Vocera Communications*	22,300	572,441

		9,997,252

INDUSTRIALS — 22.1%
AAR	18,800	786,968
Air Transport Services Group*	27,000	629,370
CBIZ*	34,900	815,613
Columbus McKinnon	729	28,023
CRA International	11,900	516,698
ESCO Technologies	7,800	651,768
Exponent	12,300	846,240
Kornit Digital*	31,300	976,560
PGT Innovations*	29,100	469,092
Radiant Logistics*	88,700	486,963

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Resources Connection	37,900	$667,040
SP Plus*	16,100	555,933
Sterling Construction*	52,800	661,056
Team*	14,679	243,084
Titan Machinery*	27,700	574,498
TPI Composites*	23,900	611,123
Willdan Group*	21,400	748,572

		10,268,601

INFORMATION TECHNOLOGY — 22.5%
Airgain*	42,347	549,664
AXT*	103,300	441,091
DSP Group*	44,100	710,892
I3 Verticals, Cl A*	14,700	419,979
International Money Express*	51,378	711,072
Kimball Electronics*	34,300	545,370
Lattice Semiconductor*	20,975	405,656
LivePerson*	21,700	720,223
Materialise ADR*	31,206	605,084
Mitek Systems*	61,784	620,311
Model N*	50,574	1,105,548
MTS Systems	14,600	841,252
Napco Security Technologies*	10,214	295,695
nLight*	36,700	603,348
Perficient*	20,400	697,068
Ribbon Communications*	112,600	553,992
Virtusa*	13,800	616,584

		10,442,829

TOTAL COMMON STOCK (Cost $36,401,674)		44,190,879

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2019 (Unaudited)

SHORT-TERM INVESTMENT(A) — 5.2%
	Shares	Value

CASH EQUIVALENT
Dreyfus Treasury & Agency Cash
Management Fund, Institutional Shares, 2.180% (Cost $2,425,063)	2,425,063	$2,425,063

TOTAL INVESTMENTS — 100.4%
(Cost $38,826,737)		$46,615,942

Percentages are based on Net Assets of $46,409,840.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1800

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.5%
	Shares	Value

COMMUNICATION SERVICES — 4.8%
IMAX*	44,700	$981,165
Vonage Holdings*	94,600	1,173,040

		2,154,205

CONSUMER DISCRETIONARY — 15.9%
Aaron’s	16,200	1,021,410
Callaway Golf	44,900	823,466
Designer Brands, Cl A	5,569	102,358
Five Below*	6,800	798,728
MasterCraft Boat Holdings*	19,813	328,896
Skyline Champion*	28,000	798,000
Steven Madden	23,600	814,436
Stoneridge*	30,372	989,216
Strategic Education	4,900	872,151
YETI Holdings*	14,400	500,544

		7,049,205

CONSUMER STAPLES — 5.1%
Calavo Growers	10,700	946,308
Cott	30,500	390,095
Performance Food Group*	21,400	938,390

		2,274,793

ENERGY — 1.4%
Apergy*	18,400	598,552

FINANCIALS — 7.0%
Ameris Bancorp	19,400	771,538
Banner	11,200	663,712
FirstCash	7,600	764,864
Green Dot, Cl A*	18,000	912,420

		3,112,534

HEALTH CARE — 19.7%
Avanos Medical*	22,200	903,984

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Emergent BioSolutions*	14,800	$653,272
Encompass Health	13,600	868,224
Ensign Group	13,000	783,380
ICU Medical*	3,200	814,208
NuVasive*	12,600	839,160
Omnicell*	14,400	1,083,024
Premier, Cl A*	26,400	1,023,000
Supernus Pharmaceuticals*	20,500	684,085
Tabula Rasa HealthCare*	18,400	1,108,968

		8,761,305

INDUSTRIALS — 23.4%
Aerojet Rocketdyne Holdings*	23,700	1,012,464
Air Transport Services Group*	37,702	878,834
Albany International, Cl A	6,800	584,732
Columbus McKinnon	439	16,875
Cubic	15,600	1,032,720
ICF International	12,600	1,073,394
Lindsay	7,500	684,150
MasTec*	22,159	1,137,200
Mercury Systems*	10,366	845,036
Primoris Services	43,800	918,048
Rexnord*	26,000	761,540
Tetra Tech	8,800	696,960
US Ecology	12,200	776,286

		10,418,239

INFORMATION TECHNOLOGY — 17.2%
Box, Cl A*	40,000	661,600
Brooks Automation	26,700	1,035,960
EPAM Systems*	5,700	1,104,603
Lattice Semiconductor*	59,270	1,146,282
Pegasystems	11,800	892,080
Radware*	29,727	784,198

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Teradata*	15,400	$563,948
Verint Systems*	14,200	821,754
Verra Mobility, Cl A*	47,900	663,415

		7,673,840

TOTAL COMMON STOCK (Cost $36,512,589)		42,042,673

SHORT-TERM INVESTMENT(A) — 2.8%

CASH EQUIVALENT
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 2.180% (Cost $1,276,499)	1,276,499	1,276,499

TOTAL INVESTMENTS — 97.3% (Cost $37,789,088)		$43,319,172

Percentages are based on Net Assets of $44,499,593.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl	Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3200

3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019